Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 48,194	€ 45,857
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	4,688	5,274
Consulting and professional fees	1,935	1,517
Other general and administrative expenses	1,410	1,345
Operating expenses	€ 8,033	€ 8,136